PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Summary of Share Unit Plans Outstanding (Details) $ / shares in Units, $ in Millions							12 Months Ended			54 Months Ended
	Dec. 31, 2020 shares	Dec. 14, 2020 shares beneficiary $ / shares	Dec. 16, 2019 shares beneficiary $ / shares	Dec. 20, 2018 shares beneficiary $ / shares	Dec. 20, 2017 shares beneficiary $ / shares	Jun. 30, 2016 shares beneficiary $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)										10,477,588
Number of shares outstanding (in shares)	8,541,451						8,541,451			8,541,451
Number of shares forfeited (in shares)	1,277,996
Number of shares exited (in shares)	658,141
Compensation expense | $							$ 0	$ 0	$ 0
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value price per granted share (USD per share) | $ / shares										$ 13.17
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value price per granted share (USD per share) | $ / shares										$ 22.85
Restricted Share Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)							1,391,284	0	0
Fair value price per granted share (USD per share) | $ / shares							$ 21.15	$ 0	$ 0
Number of shares outstanding (in shares)	1,391,284						1,391,284	0	0	1,391,284	306,005
Number of shares forfeited (in shares)							0	0	17,284
Number of shares exited (in shares)							0	0	288,721
PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)							862,672	2,018,176	1,577,865
Fair value price per granted share (USD per share) | $ / shares							$ 19.47	$ 17.96	$ 21.32
Number of shares outstanding (in shares)	7,150,167						7,150,167	7,472,056	9,370,460	7,150,167	8,596,836
Number of shares forfeited (in shares)							526,420	1,239,569	391,348
Number of shares exited (in shares)							658,141	2,677,011	412,893
Compensation expense | $							$ 30	$ 0	$ 31
Grant date December 14, 2020, Maturity due December 2023 | Restricted Share Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		1,074,600
Number of beneficiaries | beneficiary		656
Fair value price per granted share (USD per share) | $ / shares		$ 21.15
Number of shares outstanding (in shares)	1,074,600						1,074,600			1,074,600
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant date December 14, 2020, Maturity due December 2021 | Restricted Share Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		316,684
Number of beneficiaries | beneficiary		203
Fair value price per granted share (USD per share) | $ / shares		$ 21.15
Number of shares outstanding (in shares)	316,684						316,684			316,684
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant date December 14, 2020, Maturity due January 1, 2024 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		714,250
Number of beneficiaries | beneficiary		235
Fair value price per granted share (USD per share) | $ / shares		$ 19.74
Number of shares outstanding (in shares)	714,250						714,250			714,250
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant date December 14, 2020, Maturity due January 1, 2024 | CEO Office plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		148,422
Number of beneficiaries | beneficiary		2
Fair value price per granted share (USD per share) | $ / shares		$ 18.19
Number of shares outstanding (in shares)	148,422						148,422			148,422
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant date December 16, 2019, Maturity due January 1, 2023 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)			1,760,350
Number of beneficiaries | beneficiary			517
Fair value price per granted share (USD per share) | $ / shares			$ 18.57
Number of shares outstanding (in shares)	1,521,900						1,521,900			1,521,900
Number of shares forfeited (in shares)	62,700
Number of shares exited (in shares)	175,750
Grant date December 16, 2019, Maturity due January 1, 2023 | CEO Office plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)			172,517
Number of beneficiaries | beneficiary			2
Fair value price per granted share (USD per share) | $ / shares			$ 14.89
Number of shares outstanding (in shares)	172,517						172,517			172,517
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant date December 20, 2018, Maturity due January 1, 2022 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)				1,358,750
Number of beneficiaries | beneficiary				524
Fair value price per granted share (USD per share) | $ / shares				$ 21.31
Number of shares outstanding (in shares)	1,075,350						1,075,350			1,075,350
Number of shares forfeited (in shares)	161,150
Number of shares exited (in shares)	122,250
Grant date December 20, 2018, Maturity due January 1, 2022 | CEO Office plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)				134,861
Number of beneficiaries | beneficiary				2
Fair value price per granted share (USD per share) | $ / shares				$ 16.58
Number of shares outstanding (in shares)	134,861						134,861			134,861
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant date December 20, 2017, Maturity due January 1, 2021 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)					1,081,447
Number of beneficiaries | beneficiary					527
Fair value price per granted share (USD per share) | $ / shares					$ 18.42
Number of shares outstanding (in shares)	781,345						781,345			781,345
Number of shares forfeited (in shares)	206,932
Number of shares exited (in shares)	93,170
Grant date December 20, 2017, Maturity due January 1, 2021 | CEO Office plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)					90,084
Number of beneficiaries | beneficiary					2
Fair value price per granted share (USD per share) | $ / shares					$ 22.85
Number of shares outstanding (in shares)	90,084						90,084			90,084
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant date June 30, 2016, Maturity due January 1, 2021 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)						3,472,355
Number of beneficiaries | beneficiary						554
Fair value price per granted share (USD per share) | $ / shares						$ 13.17
Number of shares outstanding (in shares)	2,358,170						2,358,170			2,358,170
Number of shares forfeited (in shares)	847,214
Number of shares exited (in shares)	266,971
Grant date June 30, 2016, Maturity due January 1, 2022 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)						153,268
Number of beneficiaries | beneficiary						2
Fair value price per granted share (USD per share) | $ / shares						$ 16.62
Number of shares outstanding (in shares)	153,268						153,268			153,268
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0